Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Impact of Conversions to Common Stock [Table Text Block]
	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	3,679,977	$2.05
Granted	2,797,400	1.02
Exercised, including 16,000 shares withheld on net settled exercises	(30,000)	1.80
Forfeited	(315,250)	2.16
Outstanding, September 30, 2012	6,132,127	1.58

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value (1)
Balance at January 1, 2009	599,875		$0.88	-	$24.00	$3.62	$3,742,700
Options exercisable at January 1, 2009		432,083	0.88	-	24.00	2.70	3,133,667
Options granted (2)	93,402			9.64		9.64
Options exercised	(3,333)			3.20		3.20
Options cancelled or forfeited	(20,167)		1.64	-	20.00	9.60
Balance at December 31, 2009	669,777		0.88	-	24.00	4.28	3,694,400
Options exercisable at December 31, 2009		483,364	0.88	-	24.00	2.78	3,424,333
Options granted (2)	3,246,450			1.80		1.80
Options cancelled or forfeited	(153,750)		3.20	-	24.00
Outstanding at December 31, 2010	3,762,477		0.88	-	24.00	2.11	262,500
Options exercisable at December 31, 2010		433,746	0.88	-	24.00	3.03	262,500
Options cancelled or forfeited	(82,500)		1.80	-	24.00	4.93
Outstanding at December 31, 2011	3,679,977		0.88	-	9.64	2.05	—
Options exercisable at December 31, 2011		1,501,659	0.88	-	9.64	2.15	—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Dividend yield		0%
Expected Volatility		45.2%
Risk free Interest rates	0.83%	-	1.13%
Expected lives (years)		6.0

	Year Ended December 31,
	2010	2009
Dividend yield	0%		0%
Expected Volatility	44.81%	23.45%	to	38.28%
Risk free Interest rates	2.36%	1.48%	to	2.43%
Expected lives (years)	6.0	3.25	to	5.75

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Three Months Ended September 30,		Nine Months Ended September 30,
2012	2011	2012	2011
$299,083	$248,540	$842,645	$757,200

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted - Average Exercise Price
Outstanding, January 1, 2012	1,922,944	$0.43
Issued	7,607,071	1.05
Exercised, including 158,078 shares withheld on net settled exercises	(584,768)	0.69
Outstanding, September 30, 2012	8,945,247	0.94

		Weighted -
		Average
		Exercise
	Shares	Price
Warrants outstanding at January 1, 2009	828,502	$1.74

Warrants that expired during 2009	(417,960)	0.04

Warrants outstanding at December 31, 2009	410,542	0.42

Warrants issued during 2010	25,444	8.00

Warrants outstanding at December 31, 2010	435,986	3.74

Warrants that expired during 2011	(410,542)	3.48

Warrants issued during 2011	2,122,500	0.29

Warrants exercised during 2011	(225,000)	0.01

Warrants outstanding at December 31, 2011	1,922,944	0.43

Assumptions Used in Calculating Fair Value of Warrants Issued [Table Text Block]
Dividend yield		0%
Expected Volatility	41.3%	-	49.0%
Risk free Interest rates	0.19%	-	0.93%
Expected lives (years)	1.7	-	5.0

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Exercise Price
$0.88	-	0.96	287,500	2.33	$0.89	287,500	$0.89
	1.80		3,195,950	8.96	1.80	1,065,318	1.80
3.20	-	9.64	196,527	4.75	7.74	148,841	7.13
			3,679,977	8.21	2.05	1,501,659	2.15

Schedule of Nonvested Share Activity [Table Text Block]
Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2009	167,792	$1.67
Granted	93,402	2.83
Forfeited/cancelled	(7,250)	2.84
Vested	(67,531)	1.11
Nonvested December 31, 2009	186,413	2.41

Granted	3,246,450	0.83
Forfeited	(41,667)	1.92
Vested	(62,465)	2.31
Nonvested December 31, 2010	3,328,731	0.88

Forfeited	(51,833)	0.88
Vested	(1,098,580)	0.89
Nonvested December 31, 2011	2,178,318	0.87

Schedule of Share-based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2011			2010
Dividend yield		0%		0%
Expected Volatility	48.67%	to	49.36%	44.81%
Risk free Interest rates	0.81%	to	1.13%	2.36%
Expected lives (years)		5.0		5.0